Capital Management - Additional Information (Detail)		3 Months Ended
	Dec. 17, 2024	Jan. 31, 2025
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	3.50%	3.50%